Note 13 - Net Income Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,920	38,222,880